Promissory Note Payable and Convertible Debentures (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2022	Mar. 03, 2022	Jan. 28, 2022	Jan. 07, 2022	Sep. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020	Apr. 15, 2022	Dec. 20, 2021
Short-Term Debt [Line Items]
Loan interest rate									9.00%
Promissory notes payable						$ 1,500,000				$ 1,500,000		$ 2,500,000
Interest expense						1,026,233	$ 8,219		124,367	2,143,840	$ 8,219	102,740	$ 202,426
Interest payable						1,156,195			$ 162,540	1,156,195		$ 409,242
Project finance package convertible debenture															$ 50,000,000
Convertible debt	$ 66,000,000
Subsequently increased debt															6,000,000
Project financing fee															51,000,000
Debenture fair value other comprehensive income						1,301,069				$ 3,041,056
Funding stream description										If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.		Assuming the maximum funding of $37,000,000 is drawn, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver. Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price.
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										$ 27,000,000		$ 27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream										37,000,000		37,000,000
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Debenture fair value other comprehensive income						625,050				996,636
Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 31, 2025
Principal amount	$ 15,000,000		$ 6,000,000									5,000,000
Maturity date, description			maturity date would be amended from July 7, 2023 to March 31, 2025
Increase in debt			$ 5,000,000									$ 6,000,000
Interest rate	10.50%		7.50%									7.50%
Debt instrument convertible conversion price			$ 0.30									$ 0.30
Gain on convertible debt										179,046
Convertible Debt [Member] | Three Quartely Payments Beginning June Thirty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date	$ 2,000,000
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date	9,000,000
Multi Metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt															37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
NotesPayable					$ 2,500,000			$ 500,000						$ 500,000
Loan interest rate					15.00%
Maturity date					Mar. 15, 2022
Purchased a land parcel		$ 202,000
Promissory notes payable								1,500,000
Interest expense						56,712	$ 8,219			224,589	$ 8,219	$ 102,740
Interest payable						327,329				327,329		$ 102,740
R C D Note [Member]
Short-Term Debt [Line Items]
Loan interest rate				9.00%
Convertible debt				$ 8,000,000		$ 7,679,193				$ 7,679,193					8,000,000
Principal amount				$ 8,000,000
Royalty percentage				1.85%
Maturity date, description				maturity date from July 7, 2023 to March 31, 2025.
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debt															$ 5,000,000
Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 15,000,000
Series 2 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Indebtedness of debt								$ 15,000,000
C D Two Note Three [Member]
Short-Term Debt [Line Items]
Interest rate										10.00%